Investments (Fixed Maturity Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Fixed maturity securities, available for sale, due in one year or less, amortized cost		$ 1,184,147
Fixed maturity securities, available for sale, due after one year through five years, amortized cost		5,641,072
Fixed maturity securities, available for sale, due after five years through ten years, amortized cost		6,254,569
Fixed maturity securities, available for sale, due after ten years through twenty years, amortized cost		9,853,998
Fixed maturity securities, available for sale, due after twenty years, amortized cost		10,051,313
Fixed maturity securities, available for sale, securities with a single maturity date, amortized cost		32,985,099
Fixed maturity securities, available for sale, amortized cost	[1]	44,866,019	$ 46,999,183
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Fixed maturity securities, available for sale, due in one year or less, fair value		1,180,124
Fixed maturity securities, available for sale, due after one year through five years, fair value		5,406,059
Fixed maturity securities, available for sale, due after five years through ten years, fair value		5,672,730
Fixed maturity securities, available for sale, due after ten years through twenty years, fair value		8,817,815
Fixed maturity securities, available for sale, due after twenty years, fair value		7,754,098
Fixed maturity securities, available for sale, securities with a single maturity date, fair value		28,830,826
Fixed maturity securities, available for sale		39,804,617	51,305,943
Residential mortgage backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Fixed maturity securities, available for sale, securities without a single maturity date, amortized cost		1,492,242
Fixed maturity securities, available for sale, amortized cost	[1]	1,492,242	1,056,778
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Fixed maturity securities, available for sale, securities without a single maturity date, fair value		1,377,611
Fixed maturity securities, available for sale		1,377,611	1,125,049
Commercial mortgage backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Fixed maturity securities, available for sale, securities without a single maturity date, amortized cost		4,098,755
Fixed maturity securities, available for sale, amortized cost	[1]	4,098,755	4,708,878
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Fixed maturity securities, available for sale, securities without a single maturity date, fair value		3,687,478
Fixed maturity securities, available for sale		3,687,478	4,840,311
Other asset backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Fixed maturity securities, available for sale, securities without a single maturity date, amortized cost		6,289,923
Fixed maturity securities, available for sale, amortized cost	[1]	6,289,923	5,226,660
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Fixed maturity securities, available for sale, securities without a single maturity date, fair value		5,908,702
Fixed maturity securities, available for sale		$ 5,908,702	$ 5,271,857

[1]	Amortized cost excludes accrued interest receivable of $425.4 million and $400.7 million as of December 31, 2022 and 2021, respectively.